Financial instruments risks - Summary of Position in Foreign Currency (Details) - ARS ($)	Dec. 31, 2025	Dec. 31, 2024
LIABILITIES
Debt securities issued	$ 615,321,191,000	$ 152,462,334,000
Total
ASSETS
Cash and cash equivalents	3,492,219,572,000	3,086,067,962,000
Financial assets at fair value through profit or loss - Debt securities	16,530,479,000	87,110,000
Other financial assets	180,330,133,000	147,602,744,000
Loans and advances	3,358,356,788,000	1,691,501,228,000
Financial assets at fair value through other comprehensive income - Debt securities	41,107,912,000	94,538,390,000
Financial assets at fair value through other comprehensive income - Equity instruments	1,374,295,000	1,013,562,000
TOTAL ASSETS	7,089,919,179,000	5,020,810,996,000
LIABILITIES
Deposits	6,370,293,191,000	4,730,063,263,000
Other financial liabilities	216,019,366,000	242,839,531,000
Bank loans	308,740,126,000	57,595,808,000
Debt securities issued	253,939,387,000	0
Other liabilities	98,467,831,000	101,817,914,000
TOTAL LIABILITIES	7,247,459,901,000	5,132,316,516,000
NET ASSETS / (LIABILITIES)	(157,540,722,000)	$ (111,505,520,000)
US Dollar
ASSETS
Cash and cash equivalents	3,392,480,321,000
Financial assets at fair value through profit or loss - Debt securities	16,530,479,000
Other financial assets	180,139,076,000
Loans and advances	3,352,145,986,000
Financial assets at fair value through other comprehensive income - Debt securities	41,107,912,000
Financial assets at fair value through other comprehensive income - Equity instruments	1,310,020,000
TOTAL ASSETS	6,983,713,794,000
LIABILITIES
Deposits	6,304,656,692,000
Other financial liabilities	206,008,599,000
Bank loans	303,019,656,000
Debt securities issued	253,939,387,000
Other liabilities	60,561,743,000
TOTAL LIABILITIES	7,128,186,077,000
NET ASSETS / (LIABILITIES)	(144,472,283,000)
Euro
ASSETS
Cash and cash equivalents	92,733,168,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	191,057,000
Loans and advances	6,209,497,000
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	64,275,000
TOTAL ASSETS	99,197,997,000
LIABILITIES
Deposits	65,636,499,000
Other financial liabilities	7,293,367,000
Bank loans	5,720,470,000
Debt securities issued	0
Other liabilities	37,906,088,000
TOTAL LIABILITIES	116,556,424,000
NET ASSETS / (LIABILITIES)	(17,358,427,000)
Real
ASSETS
Cash and cash equivalents	599,767,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	0
Loans and advances	0
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	599,767,000
LIABILITIES
Deposits	0
Other financial liabilities	0
Bank loans	0
Debt securities issued	0
Other liabilities	0
TOTAL LIABILITIES	0
NET ASSETS / (LIABILITIES)	599,767,000
Other
ASSETS
Cash and cash equivalents	6,406,316,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	0
Loans and advances	1,305,000
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	6,407,621,000
LIABILITIES
Deposits	0
Other financial liabilities	2,717,400,000
Bank loans	0
Debt securities issued	0
Other liabilities	0
TOTAL LIABILITIES	2,717,400,000
NET ASSETS / (LIABILITIES)	$ 3,690,221,000